As filed with the Securities and Exchange                      File No. 2-53038
Commission on April 25, 2000                                   File No. 811-2565

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

--------------------------------------------------------------------------------
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 45

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 36

                           AETNA VARIABLE ENCORE FUND
                           --------------------------

                           d/b/a Aetna Money Market VP
                           ---------------------------

             151 Farmington Avenue TS31, Hartford, Connecticut 06156
             -------------------------------------------------------
                                 (860) 275-2032

                            Amy R. Doberman, Counsel
          10 State House Square SH11, Hartford, Connecticut 06103-3602
          ------------------------------------------------------------
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------
             It is proposed that this filing will become effective:

            |X| on May 1, 2000, pursuant to paragraph (b) of Rule 485

                                     PART B
                                     ------

The Statement of Additional Information is incorporated into Part B of this Post-Effective Amendment No. 45 by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (File No. 333-05173), as filed electronically on April 25, 2000.

                        Aetna Variable Encore Fund d/b/a


                              AETNA MONEY MARKET VP


                                   Prospectus



                                   May 1, 2000






The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who represents to the contrary has committed a criminal offense.

                                TABLE OF CONTENTS


                                                         Page
                                                         ----
THE FUND'S INVESTMENTS ...............................    1
FUND EXPENSES ........................................    3
MANAGEMENT OF THE FUND ...............................    4
INVESTMENTS IN AND REDEMPTIONS FROM THE FUND .........    4
TAX INFORMATION ......................................    5
FINANCIAL HIGHLIGHTS .................................    6
ADDITIONAL INFORMATION ...............................    7

THE FUND'S INVESTMENTS

Investment Objective, Principal Investment Strategies and Risks, Investment Performance

Investment Objective. Aetna Money Market VP (Fund) seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

Principal Investment Strategies. The Fund invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies), corporate debt securities, commercial paper, asset-backed securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the Fund's investment adviser, Aeltus Investment Management, Inc. (Aeltus), to be of comparable quality. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

Principal Risks. It is possible to lose money by investing in the Fund. There is no guaranty the Fund will achieve its investment objective. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and, therefore, the value and yield of the Fund's shares. Risks also include adverse changes in the actual or perceived creditworthiness of issuers and adverse changes in the economic or political environment.

Shares of the Fund are offered to insurance company separate accounts that fund both annuity and life insurance contracts and to certain tax-qualified retirement plans. Due to differences in tax treatment or other considerations, the interests of various contract owners participating in the Fund and the interests of qualified plans investing in the Fund might at some time be in conflict. The Fund's Board of Trustees (Board) will monitor the Fund for any material conflicts and determine what action, if any, should be taken to resolve these conflicts.


                                                         Aetna Money Market VP 1

Investment Performance


Year-by-Year Total Return

[TABULAR REPRESENTATION OF BAR CHART]

Years Ended December 31,
1990        8.44%
1991        6.53%
1992        3.68%
1993        3.19%
1994        4.09%
1995        6.05%
1996        5.37%
1997        5.47%
1998        5.46%
1999        5.08%


[up arrow]     Best Quarter:
               second quarter 1990, up 2.06%

[down arrow]   Worst Quarter:
               first quarter 1994, up 0.73%


This performance bar chart shows changes in the Fund's performance from year to year. The fluctuation in returns illustrates the Fund's performance volatility. The chart is accompanied by the Fund's best and worst quarterly returns throughout the years noted in the bar chart.


                                     As of December 31, 1999
Average Annual Total Return        1 Year      5 Years     10 Years
Aetna Money Market VP               5.08%       5.49%       5.33%
IBC Index*                          4.54%       4.92%       4.74%

This table shows the Fund's average annual total return. The table also compares the Fund's performance to the performance of a broad-based securities market index. The Fund's past performance is not necessarily an indication of how it will perform in the future.

To obtain current yield information, please contact 1-800-262-3862.

The performance table and bar chart provide an indication of the historical risk of an investment in the Fund. All figures assume reinvestment of dividends and distributions. The performance numbers do not reflect the deduction of any insurance fees or charges. If such charges were deducted, performance would be lower.

* IBC's Money Funds Report Average/All Taxable Index is an average of the returns of over 250 money market mutual funds surveyed each month by IBC.


2 Aetna Money Market VP

FUND EXPENSES

The following table describes Fund expenses. Shareholder Fees are paid directly by shareholders. Annual Fund Operating Expenses are deducted from Fund assets every year, and are thus paid indirectly by all Fund shareholders. Shareholders who acquire Fund shares through an insurance company separate account should refer to the applicable contract prospectus, prospectus summary or disclosure statement for a description of insurance charges that may apply.


                                Shareholder Fees
                    (fees paid directly from your investment)


            Maximum Sales Charge (Load) on Purchases          None
            Maximum Deferred Sales Charge (Load)              None


                         Annual Fund Operating Expenses
                  (expenses that are deducted from Fund assets)

            Management Fee                                    0.25%
            Other Expenses                                    0.09%
            Total Operating Expenses                          0.34%


Example

The following example is designed to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Using the annual fund operating expenses percentages above, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and redemption at the end of each of the periods shown:


 1 Year      3 Years     5 Years     10 Years
  $35         $109        $191        $431

This example should not be considered an indication of prior or future expenses. Actual expenses for the current year may vary from those shown.


                                                         Aetna Money Market VP 3

MANAGEMENT OF THE FUND

Aeltus Investment Management, Inc., 10 State House Square, Hartford, Connecticut 06103-3602, serves as investment adviser to the Fund. Aeltus is responsible for managing the assets of the Fund in accordance with the Fund's investment objective and policies, subject to oversight by the Board. Aeltus has acted as adviser or subadviser to mutual funds since 1994 and has managed institutional accounts since 1972.

Advisory Fees

For its most recent fiscal year, the Fund paid Aeltus aggregate advisory fees equal to an annual rate of 0.25% of the average daily net assets of the Fund.

Portfolio Management

The Fund is managed by a team of Aeltus fixed-income specialists.

INVESTMENTS IN AND REDEMPTIONS FROM THE FUND

Investors purchasing shares in connection with an insurance company contract or policy should refer to the documents pertaining to the contract or policy for information on how to direct investments in or redemptions from (including making exchanges into or out of) the Fund, and any fees that may apply.

Orders for the purchase or redemption of Fund shares that are received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) are effected at the net asset value (NAV) per share determined that day, as described below. The insurance company has been designated an agent of the Fund for receipt of purchase and redemption orders. Therefore, receipt of an order by the insurance company constitutes receipt by the Fund, provided that the Fund receives notice of the order by 9:30 a.m. eastern time the next day on which the New York Stock Exchange is open for trading.

Net Asset Value. The NAV of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time).

In calculating the NAV, securities are valued primarily by independent pricing services using market quotations. Short-term debt securities maturing in 60 days or less are valued using amortized cost, which when combined with accrued interest, approximates market value. Securities for which market quotations are not readily available are valued at their fair value, subject to procedures adopted by the Board.

Business Hours. The Fund is open on the same days as the New York Stock Exchange (generally, Monday through Friday). Representatives are available from 8:00 a.m. to 8:00 p.m. eastern time Monday through Friday.

The Fund reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Fund may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

The Fund is not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Fund reserve the right to reject any specific purchase or exchange request, including a request made by a market timer.


4 Aetna Money Market VP

TAX INFORMATION

The Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended
(Code), including requirements with respect to diversification of assets, distribution of income and sources of income. As a regulated investment company, the Fund generally will not be subject to tax on its ordinary income and net realized capital gains.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code for those investors who acquire shares through variable annuity contracts and variable life insurance policies so that those contract owners and policy owners should not be subject to federal tax on distributions from the Fund to the insurance company separate accounts. Contract owners and policy owners should review the applicable contract prospectus, prospectus summary or disclosure statement for information regarding the personal tax consequences of purchasing a contract or policy.

Dividends and Distributions. Dividends and capital gains distributions, if any, are paid on an annual basis. To comply with federal tax regulations, the Fund may also pay an additional capital gains distribution, usually in June.

Both income dividends and capital gains distributions are paid by the Fund on a per share basis. As a result, at the time of payment, the share price of the Fund will be reduced by the amount of the payment.


                                                         Aetna Money Market VP 5

FINANCIAL HIGHLIGHTS

These financial highlights are intended to help you understand the Fund's performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in this table has been audited by KPMG LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's current Annual Report, which is available upon request.

(for one share outstanding throughout each year)

                                                                         Years Ended December 31,
                                                   ---------------------------------------------------------------------
                                                      1999            1998           1997           1996           1995
                                                   ----------       --------       --------       --------      --------
Net asset value, beginning of period .........     $    13.39       $  13.36       $  13.19       $  13.29      $  12.54
                                                   ----------       --------       --------       --------      --------
Income from investment
 operations:
 Net investment income .......................           0.59           0.63           0.67+          0.70+         0.75+
 Net realized and change in
  unrealized gain or loss on
  investments ................................           0.06           0.07           0.03             --          0.01
                                                   ----------       --------       --------       --------      --------
   Total from investment
     operations ..............................           0.65           0.70           0.70           0.70          0.76
                                                   ----------       --------       --------       --------      --------
Less distributions:
 From net investment income ..................          (0.62)         (0.67)         (0.53)         (0.80)        (0.01)
                                                   ----------       --------       --------       --------      --------
   Total distributions .......................          (0.62)         (0.67)         (0.53)         (0.80)        (0.01)
                                                   ----------       --------       --------       --------      --------
Net asset value, end of period ...............     $    13.42       $  13.39        $ 13.36       $  13.19      $  13.29
                                                   ==========       ========       ========       ========      ========
Total return* ................................           5.08%          5.46%          5.47%          5.37%         6.05%
Net assets, end of period (000's) ............     $1,157,818       $875,169       $688,756       $613,505      $514,037
Ratio of net expenses to
 average net assets ..........................           0.34%          0.34%          0.35%          0.34%         0.30%
Ratio of net investment income
 to average net assets........................           5.04%          5.28%          5.34%          5.24%         5.82%

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.
+ Per share data calculated using weighted average number of shares outstanding throughout the period.

6 Aetna Money Market VP

ADDITIONAL INFORMATION

The Statement of Additional Information (SAI), which is incorporated by reference into this Prospectus, contains additional information about the Fund.

You may request free of charge the current SAI or the most recent annual and semiannual reports, or other information about the Fund, by calling 1-800-262-3862 or writing to:

                              Aetna Money Market VP
                              151 Farmington Avenue
                        Hartford, Connecticut 06156-8962

The SEC also makes available to the public reports and information about the Fund. Certain reports and information, including the SAI, are available on the EDGAR Database on the SEC's website (http://www.sec.gov) or at the SEC's public reference room in Washington, D.C. You may call 1-202-942-8090 to get information about the operations of the public reference room. You may obtain copies of reports and other information about the Fund, after paying a duplicating fee, by sending an e-mail request to: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.


Investment Company Act File No. 811-2565.

                                                         Aetna Money Market VP 7

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 23. Exhibits
-----------------

      (a.1) Charter (Declaration of Trust)(1)
      (a.2) Amendment to Declaration of Trust of Aetna Variable Encore Fund(2)
      (b) Amended and Restated Bylaws (adopted by Board of Directors September 14, 1994)(1)
      (c)   Instruments Defining Rights of Holders(3)
      (d) Investment Advisory Agreement between Aeltus Investment Management, Inc. ("Aeltus" ) and Aetna Variable Encore Fund
      (e) Underwriting Agreement between Aetna Life Insurance and Annuity Company and Aetna Variable Encore Fund(4)
      (f)   Directors' Deferred Compensation Plan(2)
      (g) Custodian Agreement between Aetna Variable Encore Fund and Mellon Bank, N.A.(1)
      (h) Administrative Services Agreement between Aeltus and Aetna Variable Encore Fund(2)
      (i)   Opinion and Consent of Counsel
      (j)   Consent of Independent Auditors
      (k)   Not Applicable
      (l)   Not Applicable
      (m)   Not Applicable
      (n)   Not Applicable
      (o)   Not Applicable
      (p.1) Aeltus Code of Ethics(5)
      (p.2) Aetna Code of Ethics(5)
      (p.3) Aetna Mutual Funds Code of Ethics(5)
      (q.1) Power of Attorney (November 6, 1998)(6)
      (q.2) Authorization for Signatures(7)

1. Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 2-53038), as filed electronically with the Securities and Exchange Commission on April 25, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-1A (File No. 2-53038), as filed electronically with the Securities and Exchange Commission on April 27, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 2-53038), as filed electronically with the Securities and Exchange Commission on June 7, 1996.

4. Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-1A (File No. 2-53038), as filed electronically with the Securities and Exchange Commission on April 11, 1997.
5. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-1A (File No. 333-05173), as filed electronically with the Securities and Exchange Commission on April 25, 2000.
6. Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A (File No. 33-12723), as filed electronically with the Securities and Exchange Commission on March 10, 1999.
7. Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on form N-1A (File No. 333-05173), as filed electronically with the Securities and Exchange Commission on September 26, 1997.

Item 24. Persons Controlled by or Under Common Control
------------------------------------------------------

     Registrant is a Massachusetts business trust for which separate financial statements are filed. As of March 31, 2000, Aetna Life Insurance and Annuity Company (Aetna), and its affiliates, owned 96.51% of the Registrant's outstanding voting securities, through direct ownership or through one of Aetna's separate accounts.

     Aetna is an indirect wholly owned subsidiary of Aetna Inc.

     A list of all persons directly or indirectly under common control with the Registrant and a list which indicates the principal business of each such company referenced in the diagram are incorporated herein by reference to
     Item 24 of Post Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 33-41694), as filed electronically with the Securities and Exchange Commission on February 23, 2000.

Item 25. Indemnification
------------------------

     Article 5.3 of the Registrant's Amendment to Declaration of Trust, incorporated herein by reference to Exhibit (a.1) of this Post-Effective Amendment, provides indemnification for Registrant's trustees and officers. In addition, the Registrant's trustees and officers are currently covered under a directors and officers errors and omissions liability insurance policy, issued by ICI Mutual Insurance Company, which expires on October 1, 2002.

     Section XI.B of the Administrative Services Agreement, incorporated herein by reference to Exhibit (h) of this Post-Effective Amendment, provides for indemnification of Aeltus, the Administrator.

Item 26. Business and Other Connections of Investment Adviser
-------------------------------------------------------------

     The investment adviser, Aeltus Investment Management, Inc. (Aeltus), is registered as an investment adviser with the Securities and Exchange Commission. In addition to serving as the investment adviser and administrator for the Registrant, Aeltus acts as the investment adviser and administrator for Aetna Variable Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna Generation Portfolios, Inc., Aetna GET Fund, Aetna Variable Portfolios, Inc., and Aetna Series Fund, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). It also acts as investment adviser to certain private accounts.

     The following table summarizes the business connections of the directors and principal officers of the investment adviser.

-------------------------------------------------------------------------------------------------------
Name                        Positions and Offices        Other Principal Position(s) Held
----                       with Investment Adviser        Since Dec. 31, 1997/Addresses*
                           -----------------------        ------------------------------
-------------------------------------------------------------------------------------------------------
John Y. Kim               Director, President,       Director (February 1995 - March 1998) --
                          Chief Executive Officer,   Aetna; Senior Vice President (since
                          Chief Investment Officer   September 1994) -- Aetna.

J. Scott Fox              Director, Managing         Vice President (since April 1997) -- Aetna
                          Director, Chief            Retirement Services, Inc.; Director and
                          Operating Officer, Chief   Senior Vice President (March 1997 -- February
                          Financial Officer          1998) -- Aetna.

Thomas J. McInerney       Director                   President (since August 1997) -- Aetna
                                                     Retirement Services, Inc.; Director and
                                                     President (since September 1997) -- Aetna;
                                                     Executive Vice President (since August 1997)
                                                     -- Aetna Inc.

Catherine H. Smith        Director                   Chief Financial Officer (since February 1998)
                                                     -- Aetna Retirement Services, Inc.; Director,
                                                     Senior Vice President and Chief Financial
                                                     Officer (since February 1998) -- Aetna; Vice
                                                     President, Strategy, Finance and
                                                     Administration, Financial Relations
                                                     (September 1996 - February 1998) -- Aetna Inc.

Stephanie A. DeSisto      Vice President

Amy R. Doberman           Vice President, General    Counsel (since December 1996) --
                          Counsel and Secretary      Aetna Retirement Services,
                                                     Inc.

Brian K. Kawakami         Vice President, Chief      Chief Compliance Officer & Director (since
                          Compliance Officer         January 1996) -- Aeltus Trust Company; Chief
                                                     Compliance Officer (since August 1993) --
                                                     Aeltus Capital, Inc.

Neil Kochen               Managing Director,         Managing Director (since August 1996) --
                          Chief Investment           Aeltus Capital, Inc.
                          Officer, Equity
                          Investments


----------------------------------------------------------------------------------------------------
Name                        Positions and Offices           Other Principal Position(s) Held
----                       with Investment Adviser           Since Dec. 31, 1997/Addresses*
                           -----------------------           ------------------------------
----------------------------------------------------------------------------------------------------
Frank Litwin              Managing Director,         Managing Director (since May 1998) --
                          Retail Marketing and       Aeltus Capital, Inc.
                          Sales

L. Charles Meythaler      Managing Director,         Director (since July 1997) -- Aeltus Trust
                          Institutional Marketing    Company.
                          and Sales

James Sweeney             Managing Director, Fixed   Managing Director (since August 1996) --
                          Income Investments         Aeltus Trust Company.

* Except with respect to Mr. McInerney and Ms. Smith, the principal business address of each person named is 10 State House Square, Hartford, Connecticut 06103-3602. The address of Mr. McInerney and Ms. Smith is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 27. Principal Underwriters
-------------------------------

(a) In addition to serving as the principal underwriter for the Registrant, Aetna also acts as the principal underwriter for Aetna Variable Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Variable Portfolios, Inc. and Aetna Generation Portfolios, Inc. and as the investment adviser, principal underwriter and administrator for Portfolio Partners, Inc. (all management investment companies registered under the 1940 Act). Additionally, Aetna acts as the principal underwriter and depositor for Variable Annuity Account B of Aetna, Variable Annuity Account C of Aetna, Variable Annuity Account G of Aetna, and Variable Life Account B of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

(b)  The following are the directors and principal officers of the Underwriter:

        Name and Principal             Positions and Offices with Principal    Positions and Offices
        Business Address*                          Underwriter                   with Registrant
        -----------------              ------------------------------------    ---------------------

        Thomas J. McInerney            Director and President                  None

        Shaun P. Mathews               Director and Senior Vice President      Trustee

        Name and Principal             Positions and Offices with Principal    Positions and Offices
        Business Address*              Underwriter                             with Registrant
        -----------------              ------------------------------------    ---------------------
        Catherine H. Smith             Director, Senior Vice President and     None
                                       Chief Financial Officer

        Allan Baker                    Senior Vice President                   None

        David E. Bushong               Senior Vice President                   None

        Paul R. Donovan                Senior Vice President                   None

        Steven A. Haxton               Senior Vice President                   None

        Gary J. Hegedus                Senior Vice President                   None

        Willard I. Hill, Jr.           Senior Vice President                   None

        John Y. Kim                    Senior Vice President and Chief         Trustee
                                       Investment Officer

        Martin T. Conroy               Vice President and Treasurer            None

        Kathleen A. Murphy             Senior Vice President and Deputy        None
                                       General Counsel

        Therese Squillacote            Vice President and Chief Compliance     None
                                       Officer

        Thomas P. Waldron              Senior Vice President                   None

        Kirk P. Wickman                Senior Vice President, General          None
                                       Counsel and Corporate Secretary

* Except with respect to Mr. Kim, the principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156. Mr. Kim's address is 10 State House Square, Hartford, Connecticut 06103-3602.

(c)  Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

     As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aeltus, maintain physical possession of each account, book or other document, at 151 Farmington Avenue, Hartford, Connecticut 06156 and 10 State House Square, Hartford, Connecticut 06103-3602, respectively.

Item 29. Management Services
----------------------------

     Not applicable.

Item 30. Undertakings
---------------------

     Not applicable

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act and the Investment Company Act, Aetna Variable Encore Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut, on the 25th day of April 2000.


                                                   AETNA VARIABLE ENCORE FUND
                                                   --------------------------
                                                           (Registrant)


                                                   By      J. Scott Fox*
                                                     --------------------------
                                                           J. Scott Fox
                                                           President


Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                        Title                              Date
---------                        -----                              ----

J. Scott Fox*                    President and Trustee          )
------------------------------   (Principal Executive Officer)  )
J. Scott Fox                                                    )
                                                                )
                                                                )
                                                                )
Albert E. DePrince, Jr.*         Trustee                        )
------------------------------                                  )
Albert E. DePrince, Jr.                                         )
                                                                )
                                                                )
Maria T. Fighetti*               Trustee                        )
------------------------------                                  )
Maria T. Fighetti                                               )
                                                                )
                                                                )
                                                                )    April
David L. Grove*                  Trustee                        )    25, 2000
------------------------------                                  )
David L. Grove                                                  )
                                                                )
                                                                )
                                                                )
John Y. Kim*                     Trustee                        )
------------------------------                                  )
John Y. Kim                                                     )
                                                                )
                                                                )
                                                                )
Sidney Koch*                     Trustee                        )
------------------------------                                  )
Sidney Koch                                                     )
                                                                )
                                                                )
                                                                )
Shaun P. Mathews*                Trustee                        )
------------------------------                                  )
Shaun P. Mathews                                                )

                                                                 )
Corine T. Norgaard*              Trustee                         )
------------------------------                                   )
Corine T. Norgaard                                               )
                                                                 )
                                                                 )
                                                                 )
Richard G. Scheide*              Trustee                         )
------------------------------                                   )
Richard G. Scheide                                               )
                                                                 )
                                                                 )
                                                                 )
                                 Treasurer and Chief             )
 Stephanie A. DeSisto*           Financial Officer               )
------------------------------   (Principal Financial and        )
 Stephanie A. DeSisto             Accounting Officer)            )


By: /s/ Amy R. Doberman
   ---------------------------
        *Amy R. Doberman
         Attorney-in-Fact


Executed pursuant to Power of Attorney Dated November 6, 1998 and filed with the Securities and Exchange Commission on March 10, 1999.

                           Aetna Variable Encore Fund
                                  EXHIBIT INDEX

 Exhibit No.        Exhibit                                                            Page
 -----------        -------                                                            ----
   99-(d)           Investment Advisory Agreement between Aeltus Investment
                    Management, Inc. ("Aeltus") and Aetna Variable Encore Fund
                                                                                   --------------

   99-(i)           Opinion and Consent of Counsel
                                                                                   --------------

   99-(j)           Consent of Independent Auditors
                                                                                   --------------